Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 258	$ 147	$ (200)	$ 136
Comprehensive income (loss) attributable to noncontrolling interests	3	(2)	5	(1)
Comprehensive income (loss) attributable to CNH Industrial N.V.	255	149	(205)	137
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	255	149	(205)	137
Comprehensive income (loss) attributable to CNH Industrial N.V.	255	149	(205)	137
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	90	106	142	130
Comprehensive income (loss) attributable to CNH Industrial N.V.	90	106	142	130
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	140	314	394	286
Comprehensive income (loss) attributable to CNH Industrial N.V.	140	314	394	286
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	119	88	(82)	(181)
Comprehensive income (loss) attributable to noncontrolling interests	3	(2)	5	(1)
Comprehensive income (loss) attributable to CNH Industrial N.V.	116	90	(87)	(180)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(346)	(510)	(449)	(236)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (346)	$ (510)	$ (449)	$ (236)